Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2015	2016
Computer equipment	$20,177	$23,763
Office equipment	3,073	4,370
Vehicles	34	31
Leasehold improvement	2,914	2,800
Less: accumulated depreciation	(10,440)	(18,844)
Exchange difference	501	1,812

	$16,259	$13,932

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2014, 2015 and 2016 were $2,805, $6,646 and $8,404 respectively.